Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable

NOTE 3 – NOTES PAYABLE

On January 21, 2016, the Company issued a note of $35,000 to a consultant for the expenses the consultant had paid on behalf of the Company. The note has no interest, and is due on demand. As of September 30, 2018 and December 31, 2017, the balance outstanding was $35,000.

On November 8, 2017, the Company issued a note of $17,000 to a consultant for the expenses the consultant had paid on behalf of the Company. The note has no interest, and is due on November 8, 2022. As of September 30, 2018 and December 31, 2017, the balance outstanding was $17,000.

On April 5, 2018, the Company issued a note of $20,069 to a consultant for the expenses the consultant had paid on behalf of the Company. The notes has no interest, and is due on April 5, 2022. As of September 30, 2018 and December 31, 2017, the balance outstanding was $20,069.

On May 18, 2018, the Company issued a note of $15,000 to a consultant for the expenses the consultant had paid on behalf of the Company. The notes has no interest, and is due on May 18, 2022. As of September 30, 2018 and December 31, 2017, the balance outstanding was $15,000.

On August 28, 2018, the Company issued a note of $16,500 to a consultant for the expenses the consultant had paid on behalf of the Company. The notes has no interest, and is due on August 28, 2022. As of September 30, 2018 and December 31, 2017, the balance outstanding was $16,500.

On September 21, 2018, the Company issued a note of $500 to a consultant for the expenses the consultant had paid on behalf of the Company. The notes has no interest, and is due on September 21, 2022. As of September 30, 2018 and December 31, 2017, the balance outstanding was $500.

NOTE 3 – NOTES PAYABLE

On January 21, 2016, the Company borrowed $35,000 from a consultant. The note has no interest, and is due on demand. As of December 31, 2017 and 2016 the balance outstanding was $35,000.

On November 8, 2017, the Company issued a note of $17,000 to a consultant for the expenses the consultant had paid on behalf of the Company. The note has no interest, and is due on November 8, 2022. As of December 31, 2017 the balance outstanding was $17,000.